UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                  (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of December 31, 2014
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.50%

Biotechnology - 7.11%
iShares Nasdaq Biotechnology ETF	3,000	$910,050
Powershares Dynamic Biotechnology & Genome Portfolio	15,000	753,000
		1,663,050
Commodities - 0.48%
* SPDR Gold Shares	1,000	113,580
		113,580
Consumer Services - 15.61%
PowerShares DWA Consumer Staples Momentum Portfolio	4,000	203,760
Powershares Dynamic Food & Beverage Portfolio	35,000	1,067,150
Vanguard Consumer Staples ETF	19,000	2,379,560
		3,650,470
Fixed Income - 0.82%
SPDR Barclays High Yield Bond ETF	5,000	193,050
		193,050
Health Care - 17.31%
Health Care Select Sector SPDR Fund	30,000	2,051,400
Powershares Dynamic Pharmaceuticals Portfolio	30,000	1,995,900
		4,047,300
Industrials - 7.43%
PowerShares Aerospace & Defense Portfolio	50,000	1,737,500
		1,737,500
International - 2.16%
iShares MSCI Canada ETF	5,000	144,300
iShares MSCI Malaysia ETF	20,000	269,600
iShares MSCI United Kingdom ETF	5,000	90,150
		504,050
Large Cap - 34.25%
ProShares Ultra S&P 500	6,000	769,860
ProShares UltraPro S&P 500	5,000	663,050
SPDR S&P 500 ETF Trust	32,000	6,577,280
		8,010,190
Natural Resources - 3.48%
* United States Oil Fund LP	40,000	814,400
		814,400
Real Estate - 2.77%
Vanguard REIT ETF	8,000	648,000
		648,000
Small-Cap - 0.49%
iShares Core S&P Small-Cap ETF	1,000	114,060
		114,060

		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - Continued

Technology - 1.05%
* Powershares Dynamic Networking Portfolio	7,000	$244,580
		244,580
Utilities - 3.54%
PowerShares DWA Utilities Momentum Portfolio	5,000	118,550
Utilities Select Sector SPDR Fund	15,000	708,300
		826,850

Total Exchange-Traded Products (Cost $19,769,211)		22,567,080

SHORT-TERM INVESTMENT - 0.71%
§ Fidelity Institutional Money Market Funds, 0.01%	164,897	164,897

Total Short-Term Investment (Cost $164,897)		164,897

Total Value of Investments (Cost $19,934,108 (a)) - 97.21%		$22,731,977

Other Assets Less Liabilities - 2.79%		652,197

Net Assets - 100%		$23,384,174

* Non-income producing investment
§ Represents 7 day effective yield

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$3,049,513
Aggregate gross unrealized depreciation		(251,644)

Net unrealized appreciation		$2,797,869

		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014

Summary of Investments
	% of Net
	Assets	Value
Biotechnology	7.11%	$1,663,050
Commodities	0.48%	113,580
Consumer Services	15.61%	3,650,470
Fixed Income	0.82%	193,050
Health Care	17.31%	4,047,300
Industrials	7.43%	1,737,500
International	2.16%	504,050
Large Cap	34.25%	8,010,190
Natural Resources	3.48%	814,400
Real Estate	2.77%	648,000
Small-Cap	0.49%	114,060
Technology	1.05%	244,580
Utilities	3.54%	826,850
Short-Term Investment	0.71%	164,897
Other Assets Less Liabilities	2.79%	652,197
Total	100.00%	$23,384,174

			(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$22,567,080	$22,567,080	$-	$-
Short-Term Investment	164,897	164,897	-	-
Total	$22,731,977	$22,731,977	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Mark Anthony Grimaldi
Date: February 23, 2015	Mark Anthony Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark Anthony Grimaldi
Date: February 23, 2015	Mark Anthony Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund